Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		11 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity from FHLB DM			$ 11,400.0
Net unrealized gains, reclassified from AOCI to RE		$ 137.7	(945.1)	$ 411.5
FHLB
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Outstanding funding agreement			105.7
Fair value of pledged collateral			221.2
Investments in limited partnerships | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss			131.2	176.3
Structured Securities | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss			$ 5,424.0	$ 5,053.9
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	$ 114.3
Taxes on reclassified unrealized gains, net	30.4
Accumulated Other Comprehensive Income | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	(114.3)
Taxes on reclassified unrealized gains, net	$ (30.4)
Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset established					$ 6.6
Operating lease liability					$ 6.6